Note 8 - Leases (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Lessee, Operating Lease, Lease Not yet Commenced	$ 140,798
Minimum [Member]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract (Month)	18 months
Minimum [Member] | Premise Leases [Member]
Lessee, Operating Lease, Term of Contract (Year)	1 year
Minimum [Member] | Equipment Leases [Member]
Lessee, Lease, Term of Contract (Year)	1 year
Maximum [Member]
Lessee, Operating Lease, Lease Not yet Commenced, Term of Contract (Month)	15 years
Maximum [Member] | Premise Leases [Member]
Lessee, Operating Lease, Term of Contract (Year)	15 years
Maximum [Member] | Equipment Leases [Member]
Lessee, Lease, Term of Contract (Year)	5 years